May 23, 2000


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Variable Account I of AIG Life Insurance Company
                  File No. 333-93709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of AIG Life Insurance Company (the Company) and Variable Account I, we certify that the form of the Prospectus and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectus and Statement of Additional Information contained in the registration statement which was filed electronically and became effective on April 1, 2000.

     If you have any questions  regarding the  foregoing,  please  contact me at
(302) 594-2978.

                                                     Very truly yours,

                                                     /s/ Robert Saginaw

                                                     Robert Saginaw
                                                     Assistant General Counsel